Other current and non-current liabilities - Current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses	$ 283,212	$ 125,384
VAT liabilities	115,501	88,520
Liabilities related to repurchase commitments	106,401	58,482
Refund liabilities	100,844	48,132
Liabilities related to assets under construction	62,896	111,120
Personnel related liabilities	31,757	37,518
Accrued interest	18,644	10,090
Other liabilities	21,322	10,501
Other current liabilities	$ 740,577	$ 489,747